Provision for legal and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 1,410,299	R$ 1,112,156
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	498,180	392,976
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	212,929	214,450
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	666,209	473,390
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 32,981	R$ 31,340